Financial Instruments (Tables) - Derivative financial instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of carrying value and estimated fair value of financial instruments

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2017 and 2016, were as follows:

	2017				2016
	Carrying Value		Fair Value		Carrying Value		Fair Value
Assets:
Cash and cash equivalents	Ps.	38,734,949	Ps.	38,734,949	Ps.	47,546,083	Ps.	47,546,083
Temporary investments	6,013,678		6,013,678		5,498,219		5,498,219
Trade notes and accounts receivable, net	24,727,073		24,727,073		24,906,452		24,906,452
Warrants issued by UHI (see Note 9)	36,395,183		36,395,183		38,298,606		38,298,606
Long-term loan and interest receivable from GTAC (see Note 10)	929,516		937,137		881,740		889,054
Held-to-maturity investments (see Note 9)	287,605		284,443		335,833		334,807
Available-for-sale investments (see Note 9)	7,297,577		7,297,577		6,456,392		6,456,392

Liabilities:
Senior Notes due 2018, 2025, 2032 and 2040	Ps.	29,557,650	Ps.	36,635,229	Ps.	41,271,200	Ps.	45,615,860
Senior Notes due 2045	19,705,100		20,068,856		20,635,600		17,713,393
Senior Notes due 2037 and 2043	11,000,000		9,171,610		11,000,000		8,744,050
Senior Notes due 2026 and 2046	23,646,120		27,294,835		24,762,720		24,810,017
Notes due 2020	10,000,000		9,702,300		10,000,000		9,791,680
Notes due 2021	6,000,000		6,090,900		6,000,000		5,953,980
Notes due 2022	5,000,000		5,063,300		5,000,000		4,942,230
Notes due 2027	4,500,000		4,442,940		—		—
Short and long-term notes payable to Mexican banks	14,142,027		13,917,175		9,618,686		9,331,330
Finance lease obligations	5,622,774		5,360,933		6,391,826		5,763,903
Other notes payable	3,684,060		3,319,414		4,853,025		4,143,984

The carrying values (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2017 and 2016, were as follows:

December 31, 2017: Derivative Financial Instruments	Carrying Value		Notional Amount		Maturity Date
Assets:
Derivatives not recorded as accounting hedges:
TVI’s options (a)	Ps.	100,700	U.S.$	96,250	December 2018
Empresas Cablevisión options (b)	110,137		U.S.$	115,000	December 2018
Options (c)	795,010		U.S.$	779,250	December 2018
Forward (d)	397,037		U.S.$	230,400	January 2018 through December 2018
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap (e)	61,997		Ps.	1,296,783	April 2019 through May 2022
TVI’s interest rate swap (f)	22,112		Ps.	1,370,868	April 2022
Interest rate swap (g)	344,958		Ps.	6,000,000	April 2021
Interest rate swap (h)	241,561		Ps.	5,000,000	May 2022
Interest rate swap (i)	43,222		Ps.	2,000,000	October 2022
Interest rate swap (j)	31,906		Ps.	1,500,000	October 2022
Interest rate swap (k)	3,077		Ps.	1,000,000	February 2023
Forward (l)	112,157		U.S.$	224,000	January 2018 through November 2018

Total assets	Ps.	2,263,874

December 31, 2016: Derivative Financial Instruments	Carrying Value		Notional Amount		Maturity Date
Assets:
Derivatives not recorded as accounting hedges:
TVI’s interest rate swap (e)	Ps.	72,003	Ps.	1,376,667	April 2019 through May 2022
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swap (g)	351,773		Ps.	6,000,000	April 2021
Interest rate swap (h)	223,994		Ps.	2,500,000	May 2022

Total assets	Ps.	647,770

Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
Interest rate swap (m)	Ps.	5,508	Ps.	1,250,000	September 2017 through March 2018

Total liabilities	Ps.	5,508

(a)

In July 2017, TVI entered into a derivative transaction agreement (“Call” and “Put” options) of a total principal amount of U.S.$96.3 million. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, TVI recorded a gain of Ps.70,409 in consolidated other finance income or expense.

(b)

In July 2017, Empresas Cablevision entered into a derivative transaction agreement (“Call” and “Put” options) of a total principal amount of U.S.$115.0 million. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, Empresas Cablevision recorded a gain of Ps.80,464 in consolidated other finance income or expense.

(c)

In July 2017, the Company entered into a derivative transaction agreement (“Call” and “Put” options) of a total principal amount of U.S.$779.3 million. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, the Company recorded a gain of Ps.558,280, in consolidated other finance income or expense.

(d)

As of December 31, 2017, the Company had foreign currency contracts (forward) in the aggregate notional amount of U.S.$230.4 million at an average rate of Ps.18.5439. As a result of the change in fair value of these agreements, in the year ended December 31, 2017, the Company recorded a gain of Ps.397,037, in consolidated other finance income or expense.

(e)

TVI has entered into several derivative transaction agreements (interest rate swaps)with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.1,296,783 and Ps.1,376,667, as of December 31, 2017 and 2016, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.1,296,783 and Ps.1,376,667 and makes payments based on the same notional at annual fixed rate of in the range of 4.850% and 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a gain of Ps.3,024 in other comprehensive income or loss as of December 31, 2017. In the years ended as of December 31, 2017, 2016 and 2015, TVI recorded a gain (loss) of Ps.10,204, Ps.64,877 and Ps.(28,659), respectively, in consolidated other finance income or expense.

(f)

In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps)   with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.1,370,868.

Under these agreements, the Company receives monthly payments based on aggregate notional amount of Ps.1,370,868 at an annual variable rate of 28-days TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a gain of Ps.22,112 in other comprehensive income or loss as of December 31, 2017. TVI recorded a loss of Ps.459 for this transaction agreement in consolidated other finance income or expense.

(g)

The Company has entered into a derivative transaction agreement (interest rate swap) through April 2021 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2021. Under this transaction, the Company receives 28-day TIIE payments based on a principal amount of Ps.6,000,000 and makes 28-day payments based on the same notional amount at an annual fixed rate of 5.9351%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain (loss) of Ps.344,958 and Ps.351,773 in other comprehensive income or loss as of December 31, 2017 and 2016, respectively. In the years ended December 31, 2017 and 2016, the Company recorded a gain (loss) of Ps.58,278 and Ps.(102,641), respectively, for this transaction agreement in consolidated other finance income of expense.

(h)

In February and March 2017, January and February 2016, and June 2015, the Company entered into derivative transaction agreements (interest rate swaps)   through May 2022 to hedge the variable interest rate exposure resulting from TIIE plus 0.35% Notes due 2022. Under these transactions, the Company receives 28-day TIIE payments based on a principal amount of Ps.5,000,000 and Ps.2,500,000 as of December 31, 2017 and 2016, respectively, and makes 28-day payments based on the same notional amount at an annual weighted average fixed rate of 6.5716% and 5.6148%, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.241,561 and Ps.223,994 in other comprehensive income or loss as of December 31, 2017 and 2016, respectively. In the years ended December 31, 2017 and 2016, the Company recorded a gain (loss) of Ps.26,457 and Ps.(29,059), respectively, for this transaction agreement in consolidated other finance income or expense.

(i)

In November 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.43,222 in other comprehensive income or loss as of December 31, 2017.

(j)

In November and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.31,906, in other comprehensive income or loss as of December 31, 2017.

(k)

In December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through February 2023 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.795%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.3,077 in other comprehensive income or loss as of December 31, 2017.

(l)

In March, April, May and June 2017, the Company entered into derivative contracts of foreign currency forward to fix the exchange rate for the purchase of U.S.$224.0 million at an average exchange rate of Ps.19.6907. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative gain of Ps.112,157 for this transaction agreement in other comprehensive income or loss as of December 31, 2017. In 2017, the Company recorded a loss of Ps.292,326 in consolidated other finance income or expense.

(m)

The Company has entered into a derivative transaction agreement (interest rate swap) through March 2018 to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,250,000 as of December 31, 2016. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,500,000 through March 2016, Ps.1,250,000 through September 2017, and Ps.625,000 through March 2018, at an annual variable rate of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.4325%. The Company has recognized the change in fair value of this transaction in other comprehensive income or loss, and in consolidated other finance income or expense at the time of the interest payments. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.5,508 in other comprehensive income or loss as of December 31, 2016. In the years ended December 31, 2017 and 2016, the Company recorded a loss of Ps.5,140 and Ps.79,999, respectively, for this transaction agreement in consolidated other finance expense (see Note 13).

Schedule of reconciliation for all assets and liabilities measured at fair value

Financial assets and liabilities measured at fair value as of December 31, 2017 and 2016:

	Balance as of December 31, 2017		Quoted Prices in Active Markets for Identical Assets (Level 1)		Internal Models with Significant Observable Inputs (Level 2)		Internal Models with Significant Unobservable Inputs (Level 3)

Assets:
Temporary investments	Ps.	6,013,678	Ps.	6,013,678	Ps.	—	Ps.	—
Available—for—sale financial assets:
Available—for—sale investments	7,297,577		—		7,297,577		—
Warrants issued by UHI	36,395,183		—		—		36,395,183
Derivative financial instruments	2,263,874		—		2,263,874		—

Total	Ps.	51,970,312	Ps.	6,013,678	Ps.	9,561,451	Ps.	36,395,183

	Balance as of December 31, 2016		Quoted Prices in Active Markets for Identical Assets (Level 1)		Internal Models with Significant Observable Inputs (Level 2)		Internal Models with Significant Unobservable Inputs (Level 3)

Assets:
Temporary investments	Ps.	5,498,219	Ps.	5,498,219	Ps.	—	Ps.	—
Available—for—sale financial assets:
Available—for—sale investments	6,456,392		—		6,456,392		—
Warrants issued by UHI	38,298,606		—		—		38,298,606
Derivative financial instruments	647,770		—		647,770		—

Total	Ps.	50,900,987	Ps.	5,498,219	Ps.	7,104,162	Ps.	38,298,606

Liabilities:
Derivative financial Instruments	Ps.	5,508	Ps.	—	Ps.	5,508	Ps.	—

Total	Ps.	5,508	Ps.	—	Ps.	5,508	Ps.	—

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2017 and 2016:

	2017		2016
Balance at beginning of year:	Ps.	38,298,606	Ps.	35,042,577
Included in other comprehensive income	(1,903,423)		3,256,029

Balance at the end of year	Ps.	36,395,183	Ps.	38,298,606

Schedule of sensitivity analysis for investment

As of December 31, 2017 and 2016, the effect on consolidated income and consolidated equity of changing the main assumptions used for the measurement of Level 3 financial instruments for other reasonably possible models, taking the highest or lowest value of the range reasonably possible, would be as follows:

			Potential Impact on Consolidated Income Statement				Potential Impact on Consolidated Equity
Financial Assets Level 3	Main Assumptions Used	Sensitivity	Most Favorable Assumptions 2017		Least Favorable Assumptions 2017		Most Favorable Assumptions 2017		Least Favorable Assumptions 2017
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)

Total			Ps.	—	Ps.	—	Ps.	3,639,595	Ps.	(3,639,595)

			Potential Impact on Consolidated Income Statement				Potential Impact on Consolidated Equity
Financial Assets Level 3	Main Assumptions Used	Sensitivity	Most Favorable Assumptions 2016		Least Favorable Assumptions 2016		Most Favorable Assumptions 2016		Least Favorable Assumptions 2016
Warrants issued by UHI	Price per Share	+/-10%	Ps.	—	Ps.	—	Ps.	3,829,937	Ps.	(3,829,937)

Total			Ps.	—	Ps.	—	Ps.	3,829,937	Ps.	(3,829,937)